Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Convertible Notes Payable

11. Convertible Notes Payable

2019 Convertible Notes Payable — Related Party

During the six months ended June 30, 2020 and the year ended December 31, 2019, the Company issued Convertible notes payable — related party with aggregate principal of $1,524 and $19,524, respectively (the “2019 Convertible Notes”). The 2019 Convertible Notes are secured by all assets and intellectual property of the Company. AltEnergy Storage Bridge, LLC (“AltEnergy”) and its affiliates have combined beneficial ownership in the Company exceeding 10% and therefore constitute a related party of the Company, pursuant to ASC 850, Related Parties. As of each June 30, 2020 and December 31, 2019, AltEnergy owned approximately 20% of the Company’s Common and Preferred equity Units, respectively. The remaining note holders do not meet the definition of a related party under ASC 850. However, the 2019 Convertible Notes were issued under identical terms, and AltEnergy serves as the agent of all note holders under the Note agreements. Therefore, the disclosures within Note 11 encompass all of the 2019 Convertible Notes.

Phase I Notes

The 2019 Convertible Notes were issued on various dates through two phases. Convertible notes with aggregate principal of $13,529 were issued from February 2019 to May 2019 (the “Phase I Notes”). $4,137 of the Phase I Notes were issued to AltEnergy.

The terms of the Phase I Notes are summarized as follows:

•        Maturity:    On or after June 30, 2019.

•        Conversion Option:    At any time, the Holder may elect to convert 1.15 times the outstanding principal balance into the preferred units of the Company at $1.75 per unit.

•        Liquidation Amount:    Repayment shall be made at the applicable liquidation amount. The Liquidation Amount applies to all repayments, with the exception of early repayments made at the Company’s option. The Liquidation Amount applicable to repayments occurring prior to June 1, 2019 is 1.5 times the outstanding principal balance. At June 1, 2019 and August 1, 2019, the multiple increases to 2.0 and 3.0 times the outstanding principal balance, respectively.

•        Optional Prepayment:    The Company may prepay the 2019 Convertible Notes prior to maturity at 3.0 times the outstanding principal balance.

•        Conversion upon Qualified Financing:    In the event that the Company issues and sells any units to investors through a Qualified Financing, on or before the date the Phase I Notes are repaid in full, resulting in aggregate gross equity proceeds of at least $25,000, the Company may at its sole option, force the Holders to convert the Liquidation Amount into the class of equity issued in the Qualified Financing. The number of units issued at conversion are variable and shall be based upon the price per unit paid in the financing.

•        Holders’ put options:    If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. Any time prior to September 30, 2019, if Event of Default has not occurred, and at the direction of a majority of holders, the Liquidation Amount becomes due on demand.

In conjunction with the Phase II Note issuance, the Phase I maturity date was extended to October 31, 2019. The term extension did not result in a substantial modification and was accounted for as a continuation of the existing Phase I Notes. An extinguishment charge was not recognized.

2019 Phase II Notes

Convertible notes with aggregate principal of $5,995 were issued from June 2019 to December 2019 (the “2019 Phase II Notes”). $2,017 of the Phase II Notes were issued to AltEnergy.

The terms of the Phase II Notes are identical to the Phase I Notes, except as follows:

•        Maturity:    On or after October 31, 2019.

•        At any time, the holder may elect to convert 1.15 times the outstanding principal balance into the Preferred Units of the Company at $0.50 per unit.

•        The Liquidation Amount is 6.0 times the outstanding principal balance, regardless of the repayment date.

•        Holders’ put option:    If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. If Event of Default has not occurred, Holders cannot accelerate repayment.

•        Phase II Notes are Senior to Phase I Notes:    In the event that the Company is obligated, or elects, to repay the 2019 Convertible Notes and does not have sufficient funds to repay all Notes in full, payments shall be made in the following order: first, to the holders of Phase II Notes until each holder has received a repayment equal to 2.0 times (2.0x) the then outstanding principal balance of holder’s Phase II Notes; second, to the holders of Phase I Notes until each holder has received a repayment equal to 1.0 times (1.0x) the then outstanding principal balance of those holder’s Phase I Notes; and third, to all holders of the 2019 Convertible Notes, pro rata based on the remaining amount due to each holder pursuant to the terms and provisions of each 2019 Convertible Note held by that holder.

Concurrent to issuance of the Phase II Notes, the Company entered into subscription agreements to sell Preferred Units to the Holders equal to the principal balance of the Phase II Notes at a price of $0.50 per unit. Phase II cash proceeds totaled $11,991. The proceeds were allocated to the Phase II Notes and Preferred Units based on their relative fair values at the date of issuance. The Company recognized $2,031 attributable to the Phase II Preferred Units, which was recorded as a discount against the Phase II Notes. Refer to Note 13 for further discussion regarding the Preferred Units.

2020 Phase II Convertible Notes Payable — Related Party

During the six months ended June 30, 2020, the Company issued convertible bridge notes (the “2020 Phase II Notes”) concurrently with Preferred Units to certain investors for aggregate cash proceeds of $3,026. The terms of the 2020 Phase II Notes are identical to the 2019 Phase II Notes. The proceeds were allocated to the Phase II Notes and Preferred Units based on their relative fair values at the date of issuance. The Company recognized $469 attributable to the 2020 Phase II Preferred Units, which was recorded as a discount against the 2020 Phase II Notes. Refer to Note 13 for further discussion regarding the Preferred Units.

Beneficial Conversion Features

The conversion option on the 2019 Phase I Notes generated a beneficial conversion feature (BCF). A BCF arises when a debt or equity security is issued with an embedded conversion option that is in the money at inception because the conversion option has an effective strike price that is less than the fair value of the underlying equity security at the commitment date. The Company recognized this BCF by allocating the intrinsic value of the conversion option to additional paid-in capital, which resulted in a discount on the Phase 1 Notes. The Company amortized the discount into interest expense on the commitment date, as the conversion option is immediately exercisable.

Embedded Derivatives

Both the occurrence of a Qualified Financing and the exercise of the holders’ put options represent contingent events outside the Company’s control that can accelerate repayment of the 2019 Convertible Notes. Therefore, these features constitute embedded derivatives that require bifurcation pursuant to ASC 815-15, Embedded Derivatives.

In the event of a Qualified Financing occurring prior to July 31, 2019, the Phase I notes can be repaid at a 1.5x or 2.0x Liquidation Amount, thereby resulting in an embedded derivative at issuance. During the six months ended June 30, 2020 and 2019, embedded derivative liabilities with initial fair value of $199 and embedded derivative assets with initial fair value of $85 were recognized. These amounts were recorded as premiums and discounts on the Convertible Notes. As of June 30, 2020 and December 31, 2019, the embedded derivatives were classified as current liabilities on the consolidated balance sheet and had fair values of $1,037 and $1,681, respectively. During the six months ended June 30, 2020 and 2019, a change in fair value of embedded derivative gain of $843 and a loss of $1,718 has been recognized, respectively. Amortization of the premium is discussed below.

The Company accounted for the 2019 and 2020 Convertible Notes as deeply discounted zero coupon debt instruments. The balances payable at maturity reflect liquidation multiples of 3.0 and 6.0 times the stated face value of the Phase I and Phase II Notes, respectively. The following balances were recognized upon issuance of the 2019 and 2020 Convertible Notes during the six months ended June 30, 2020 and the year ended December 31, 2019:

	December 31, 2019		June 30, 2020 Phase II	Total
	Phase I	Phase II
Convertible notes payable	$40,587	$35,973	$9,077	$85,637
Discount, original issuance	(20,946)	(23,982)	(6,051)	(50,979)
Premium (discount), embedded derivative	181	(1,145)	(199)	(1,163)
Discount, fair value of preferred units	—	(2,031)	(469)	(2,500)
Discount, beneficial conversion features	(1,799)	—	—	(1,799)
Convertible notes payable, net	$18,023	$8,815	$2,358	$29,196

Subsequent Measurement

With respect to the Phase I Notes, the holders’ put option is immediately exercisable at the 1.5 times the Notes. Pursuant to ASC 470-10, which states that notes with demand features should be stated at or near the amount of cash that could be required to satisfy, a corresponding portion of the discount was amortized into interest expense immediately following issuance. Additionally, the discount attributable to the BCF was immediately amortized into interest expense at issuance. The remaining discount on the Phase I Notes was amortized into interest expense using the effective interest method through July 31, 2019, the date at which the note becomes payable at 3.0 times the outstanding principal amount.

Discounts on the Phase II Notes were amortized into interest expense using the effective interest method through the stated maturity date of October 31, 2019. On October 31, 2019, the Company defaulted under the Phase II note agreements, at which time the note holders’ put option became exercisable. Discounts on Phase II Notes issued subsequent to October 31, 2019 were immediately amortized into interest expense upon issuance.

At issuance, the annual effective interest rates on the Phase I Notes were in excess of 400%. The Phase II Notes were issued with annual effective interest rates in excess of 1200%. During the six months ended June 30, 2020 and 2019, the Company recognized aggregate interest expense of $6,745 and $17,502 related to the Notes, respectively.

As of both June 30, 2020 and December 31, 2019, the total principal and accrued interest on the Phase I and Phase II Note is equal to the applicable Liquidation Amount of three times and six times the outstanding principal, respectively. As of June 30, 2020, and December 31, 2019 Notes are convertible to approximately 26.1 million and 22.7 million Preferred Units of the Company, respectively.

The balances attributable to the Notes on June 30, 2020 are as follows:

	Phase I	Phase II	June 30, 2020
Convertible notes payable	$40,587	$45,049	$85,636
Discount, original issuance	(20,946)	(30,033)	(50,979)
Premium (discount), embedded derivative	181	(1,344)	(1,163)
Discount, fair value of preferred units		(2,500)	(2,500)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	33,877	56,441
Convertible notes payable, net	$40,587	$45,049	$85,636

The balances attributable to the Notes on December 31, 2019 are as follows:

	Phase I	Phase II	December 31, 2019
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(51,040)
Premium (discount), embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	26,564	27,158	49,722
Convertible notes payable, net	$40,587	$35,973	$76,560

11. Convertible Notes Payable

2018 Notes Payable

In December 2018, the Company issued $1,000 of notes payable with a maturity date of the earlier of the date of receipt of the payment of cash from the monetization of the Company’s 2016 and 2017 New Jersey net operating losses or January 15, 2019. They are unsecured and bear interest at the rate of 15% per year. The Company repaid the notes payable on January 2, 2019.

2018 Convertible Notes Payable — Related Party

During the year ended December 31, 2018, the Company issued Convertible notes payable — related party with aggregate principal totaling $2,350 to certain investors (the “2018 Convertible Notes”). The 2018 Convertible Notes are unsecured, bear interest at the greater of 3% per year or 5% of the outstanding principal balance at maturity. In the event the Company conducts an equity offering resulting in aggregate gross proceeds of at least $10,000 before the 2018 Convertible Notes are repaid in full, the Company can force holders to convert the 2018 Convertible Notes and accrued interest into Preferred Units of the Company.

The Company determined the initial carrying value of the 2018 Convertible Notes to be $2,350 at the date of issuance. The Company determined the conversion feature does not constitute an embedded derivative pursuant to ASC 815-15, Embedded Derivatives because the 2018 Convertible Notes do not allow for net settlement upon conversion and the Company’s Preferred Units are not readily convertible to cash. Debt issuance costs associated with the Notes were immaterial and expensed as incurred.

During January 2019, the Company issued an additional $2,551 of Convertible Notes to certain investors on terms similar to the 2018 Convertible Notes. Both the 2018 Convertible Notes and January 2019 Convertible Notes were modified in April 2019 in conjunction with the Phase I Note issuance. The modification was accounted for an extinguishment of the existing Convertible Notes. The modified Phase I Notes were initially recognized at their fair value of $11,012, which resulted in an extinguishment loss of $6,111.

Refer to subsequent discussion for related party considerations applicable to both the 2018 and 2019 Convertible Notes.

2019 Convertible Notes Payable — Related Party

During the year ended December 31, 2019, the Company issued Convertible notes payable — related party with aggregate principal of $19,524 (the “2019 Convertible Notes”). The 2019 Convertible Notes are secured by all assets and intellectual property of the Company. AltEnergy Storage Bridge, LLC (“AltEnergy”) and its affiliates have combined beneficial ownership in the Company exceeding 10% and therefore constitute a related party of the Company, pursuant to ASC 850, Related Parties. As of December 31, 2019, AltEnergy owned approximately 20% of the Company’s Common and Preferred Units. As of December 31, 2018 AltEnergy owned approximately 19% of the Common and Preferred Units. The remaining holders of the 2018 and 2019 Convertible Notes do not meet the definition of a related party under ASC 850. However, the disclosures within Note 11 encompass all of the 2018 and 2019 Convertible Notes. The 2019 Convertible Notes were issued under identical terms, with AltEnergy specifically serving as the administrative agent on behalf of all holders under the 2019 Convertible Notes agreements.

Phase I Notes

The 2019 Convertible Notes were issued on various dates through two phases. The first phase with aggregate principal of $13,529 was issued through May 2019 (the “Phase I Notes”), of which $4,137 was issued to AltEnergy.

The terms of the Phase I Notes are summarized as follows:

•        Maturity:    On or after June 30, 2019.

•        Conversion Option:    At any time, the Holder may elect to convert 1.15 times the outstanding principal balance into the preferred units of the Company at $1.75 per unit.

•        Liquidation Amount:    Repayment shall be made at the applicable liquidation amount. The Liquidation Amount applies to all repayments, with the exception of early repayments made at the Company’s option. The Liquidation Amount applicable to repayments occurring prior to June 1, 2019 is 1.5 times the outstanding principal balance. At June 1, 2019 and August 1, 2019, the multiple increases to 2.0 and 3.0 times the outstanding principal balance, respectively.

•        Optional Prepayment:    The Company may prepay the Phase I Notes prior to maturity at 3.0 times the outstanding principal balance.

•        Conversion upon Qualified Financing:    In the event that the Company issues and sells any units to investors through a Qualified Financing, on or before the date the Phase I Notes are repaid in full, resulting in aggregate gross equity proceeds of at least $25,000, the Company may at its sole option, force the Holders to convert the Liquidation Amount into the class of equity issued in the Qualified Financing. The number of units issued at conversion are variable and shall be based upon the price per unit paid in the financing. Alternatively, the Company may also elect to settle the 2019 Convertible Notes in cash.

•        Holders’ put options:    If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. Any time prior to September 30, 2019, if Event of Default has not occurred, and at the direction of a majority of holders, the Liquidation Amount becomes due on demand.

In conjunction with the Phase II Note issuance, the Phase I maturity date was extended to October 31, 2019. The term extension was considered a troubled debt restructuring and did not result in a substantial modification and was accounted for as a continuation of the existing Phase I Notes. An extinguishment charge was not recognized.

Phase II Notes

The second phase with aggregate principal of $5,995 was issued through December 2019 (the “Phase II Notes”), of which $2,017 was issued to AltEnergy.

The terms of the Phase II Notes are identical to the Phase I Notes, except as follows:

•        Maturity:    On or after October 31, 2019.

•        At any time, the holder may elect to convert 1.15 times the outstanding principal balance into the Preferred Unites of the Company at $0.50 per unit.

•        The Liquidation Amount is 6.0 times the outstanding principal balance, regardless of the repayment date.

•        Holders’ put option:    If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. If Event of Default has not occurred, Holders cannot accelerate repayment.

•        Phase II Notes are Senior to Phase I Notes:    In the event that the Company is obligated, or elects, to repay the 2019 Convertible Notes and does not have sufficient funds to repay all Notes in full, payments shall be made in the following order: first, to the holders of Phase II Notes until each holder has received a repayment equal to 2.0 times (2.0x) the then outstanding principal balance of holder’s Phase II Notes; second, to the holders of Phase I Notes until each holder has received a repayment equal to 1.0 times (1.0x) the then outstanding principal balance of those holder’s Phase I Notes; and third, to all holders of the 2019 Convertible Notes, pro rata based on the remaining amount due to each holder pursuant to the terms and provisions of each 2019 Convertible Note held by that holder.

Concurrent to issuance of the Phase II Notes, the Company entered into subscription agreements to sell Preferred Units to the Holders equal to the principal balance of the Phase II Notes at a price of $0.50 per unit. Phase II cash proceeds totaled $11,991. The proceeds were allocated to the Phase II Notes and Preferred Units based on their relative fair values at the date of issuance. The Company recognized $2,031 attributable to the Phase II Preferred Units, which was recorded as a discount against the Phase II Notes. Refer to Note 13 for further discussion regarding the Preferred Units.

Beneficial Conversion Features

The conversion option on the Phase I Notes generated a beneficial conversion feature (BCF). A BCF arises when a debt or equity security is issued with an embedded conversion option that is in the money at inception because the conversion option has an effective strike price that is less than the fair value of the underlying equity security at the commitment date. The Company recognized this BCF by allocating the intrinsic value of the conversion option to the Preferred Units, which resulted in a discount on the Phase I Notes. The Company amortized the discount into interest expense on the commitment date, as the Convertible Notes are immediately puttable by investors.

Embedded Derivatives

Both the occurrence of a Qualified Financing and the exercise of the holders’ put options represent events that can accelerate repayment of the 2019 Convertible Notes and involve a significant discount. Therefore, these features constitute embedded derivatives that require bifurcation pursuant to ASC 815-15, Embedded Derivatives.

In the event of a Qualified Financing occurring prior to July 31, 2019, the Phase I notes can be repaid at a 1.5x or 2.0x Liquidation Amount, thereby resulting in an embedded derivative at issuance. Embedded derivative assets with initial fair value of $181 and embedded derivative liabilities with initial fair value of $1,145 were recognized during 2019. These amounts were recorded as premiums and discounts on the Convertible Notes. As of December 31, 2019, the embedded derivatives were classified as current liabilities on the consolidated balance sheet and had a fair value of $1,681. As a result, a change in fair value of embedded derivative loss of $1,718 has been recognized within other income and expense on the consolidated statement of operations during the year ended December 31, 2019. Amortization of the premium is discussed below.

The Company accounted for the 2019 Convertible Notes as deeply discounted zero coupon debt instruments. The balances payable at maturity reflect liquidation multiples of 3.0 and 6.0 times the stated face value of the Phase I and Phase II Notes, respectively. The following balances were recognized upon issuance of the Phase I and Phase II Notes:

	Phase 1	Phase 2	Total
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(44,928)
Premium (Discount), embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Convertible notes payable, net	$18,023	$8,815	$26,838

Subsequent Measurement

With respect to the Phase I Notes, the holders’ put option is immediately exercisable at the 1.5 times the Notes. Pursuant to ASC 470-10, which states that notes with demand features should be stated at or near the amount of cash that could be required to satisfy, a corresponding portion of the discount was amortized into interest expense immediately following issuance. Additionally, the discount attributable to the BCF was immediately amortized into interest expense at issuance. The remaining discount on the Phase I Notes was amortized into interest expense using the effective interest method through July 31, 2019, the date at which the note becomes payable at 3.0 times the outstanding principal amount.

Discounts on the Phase II Notes were amortized into interest expense using the effective interest method through the stated maturity date of October 31, 2019. On October 31, 2019, the Company defaulted under the Phase II note agreements, at which time the note holders’ put option became exercisable. Accordingly, discounts on Phase II Notes issued subsequent to October 31, 2019 were immediately amortized into interest expense upon issuance.

At issuance, the annual effective interest rates on the Phase I Notes were in excess of 400%. The Phase II Notes were issued with annual effective interest rates in excess of 1200%. During the year ended December 31, 2019, the Company recognized interest expense of $22,564 and $27,158 related to the 2019 Phase I and Phase II Notes, respectively.

As of December 31, 2019, the 2019 Convertible Notes are convertible to approximately 8.9 million and 13.8 million Preferred Units of the Company, respectively. The balances attributable to the 2019 Convertible Notes on December 31, 2019 are as follows:

	Phase 1	Phase 2	Total
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(44,928)
Discount, embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	27,158	49,722
Convertible notes payable, net	$40,587	$35,973	$76,560

As of December 31, 2019, aggregate Phase I and Phase II Notes attributable to AltEnergy totaled $24,415.